SCHEDULE OF EBITDA THRESHOLD (Details) - Non Adjusting Events After Reporting Period [member]	Jun. 05, 2025 USD ($)
Fiscal Year 2026 [member]
IfrsStatementLineItems [Line Items]
Earnout amount	$ 166,666,666
EBITDA Threshold	100,000,000	[1]
Fiscal Year 2027 [member]
IfrsStatementLineItems [Line Items]
Earnout amount	166,666,667
EBITDA Threshold	200,000,000	[1]
Fiscal Year 2028 [member]
IfrsStatementLineItems [Line Items]
Earnout amount	166,666,667
EBITDA Threshold	$ 325,000,000	[1]

[1]	Resulticks shall receive a pro rated portion of the Earnout Amount provided Resulticks achieves between 75% and 100% of the EBITDA Threshold.